Condensed consolidated statement of changes in equity (Unaudited) - EUR (€) € in Thousands	Issued capital [member]	Share premium [member]	Sharebased payment reserve [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2020	€ 1	€ 194,053	€ 1,438	€ (188,128)	€ 7,364
Beginning balance, shares at Dec. 31, 2020	12,054,217
IfrsStatementLineItems [Line Items]
Loss during the period				23,564	23,564
Vesting of shares			(134)	134
Vesting of shares (in Shares)	10,000
Exercise of warrants	€ 1	10,050			10,051
Exercise of Warrants, shares	1,059,506
Total comprehensive income for the period				23,564	23,564
Derecognition of warrant liability on exercise		9,374			9,374
Share based payments:
Equity-settled share-based compensation			(841)		(841)
Ending balance, value at Dec. 31, 2021	€ 2	213,477	463	(164,430)	49,512
Ending balance, shares at Dec. 31, 2021	13,123,723
IfrsStatementLineItems [Line Items]
Loss during the period				(27,347)	(27,347)
Total comprehensive income for the period				(27,347)	(27,347)
Share based payments:
Equity-settled share-based compensation			3,509		3,509
ATM – share sales		3,679			3,679
ATM - share sales, shares	681,926
Ending balance, value at Dec. 31, 2022	€ 2	217,156	3,972	(191,777)	29,353
Ending balance, shares at Dec. 31, 2022	13,805,649
IfrsStatementLineItems [Line Items]
Loss during the period				(13,846)	(13,846)
Total comprehensive income for the period				(13,846)	(13,846)
Share based payments:
Equity-settled share-based compensation			1,207		1,207
ATM – share sales		2,405			2,405
Share based payments - reversal			(1,040)		(1,040)
ATM - share sales, shares	726,851
Ending balance, value at Jun. 30, 2023	€ 2	€ 219,561	€ 4,139	€ (205,623)	€ 18,079
Ending balance, shares at Jun. 30, 2023	14,532,500